5. DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt
5. DEBT

5.	DEBT.

Long-term borrowings are summarized as follows (in thousands):

	March 31, 2013	December 31, 2012
Kinergy operating line of credit	$20,558	$19,711
Senior unsecured notes	20,313	–
Subordinated convertible notes	6,000	–
Plant Owners’ term debt and accrued interest	57,097	54,821
Plant Owners’ operating lines of credit	46,500	46,000
Note payable to related party	750	750
	151,218	121,282
Less: Parent purchased Plant Owners’ term debt	(24,174)	–
Less: Unamortized discount on senior unsecured notes	(2,432)	–
Less: Unamortized discount on convertible notes	(2,283)	–
	122,329	121,282
Less short-term portion	(8,496)	(4,029)
Long-term debt	$113,833	$117,253

Kinergy Operating Line of Credit – For the three months ended March 31, 2013, Kinergy borrowed a net $847,000 on its working capital line of credit. As of March 31, 2013, Kinergy had an available borrowing base under the credit facility of $7,872,000.

Senior Unsecured Notes – On January 11, 2013, under the terms of a Securities Purchase Agreement dated December 19, 2012 among the Company and five accredited investors, the Company issued and sold to the investors in a private offering $22,192,000 in aggregate principal amount of its senior unsecured notes ( “January 2013 Notes”) and warrants to purchase an aggregate of 1,708,687 shares of the Company’s common stock ( “January 2013 Financing Transaction”) for aggregate gross proceeds of $22,192,000. The warrants have an exercise price of $7.80 per share and expire in January 2018.

The January 2013 Notes mature on March 30, 2016 and bear interest at the rate of 5% per annum, subject to adjustment. If the aggregate outstanding principal balance of the January 2013 Notes is not less than $10,769,000 by January 15, 2014, the interest rate will increase commencing on January 15, 2014 by 1% per annum on each of January 15, April 15, July 15 and October 15 until the aggregate outstanding principal balance of the January 2013 Notes is less than $10,769,000. Payments due under the January 2013 Notes rank senior to all other indebtedness of the Company and its subsidiaries, other than certain permitted senior indebtedness.

Upon closing of the January 2013 Notes, the Company recorded a debt discount of $2,657,000, attributed to the value of the warrants issued in connection with the financing. The debt discount will be amortized over the life of the January 2013 Notes to approximate a yield adjustment. For the three months ended March 31, 2013, the Company recorded $225,000 of discount amortization included in interest expense, net on the consolidated statements of operations.

If at any time the Company receives net cash proceeds from an issuance of equity or equity-linked securities of the Company, certain sales of assets or as a result of incurring certain indebtedness, then the Company will be obligated to prepay the January 2013 Notes using 100% of all such net cash proceeds, provided that proceeds received in connection with an equity-linked issuance must be used to either prepay the January 2013 Notes or purchase certain outstanding debt issued by the Plant Owners. During the three months ended March 31, 2013, the Company made principal payments in the aggregate amount of $1,880,000.

Interest on the January 2013 Notes is payable in cash in arrears on the fifteenth calendar day of each month beginning on March 15, 2013 (each, an “Interest Payment Date”). Subject to the satisfaction of certain equity conditions, at the option of the Company, the Company may elect to pay interest due and payable in shares of common stock, provided that the interest rate applicable to any outstanding amounts the Company pays in shares shall increase by 2% per annum from the then applicable interest rate for the period for which such interest is paid. The number of shares to be issued on any particular Interest Payment Date shall equal to the quotient of (x) the amount of interest payable (assuming payment in shares) on such Interest Payment Date, divided by (y) the product of (i) the weighted average price of the Company’s common stock for the thirty trading days immediately preceding (but excluding) the Interest Payment Date, and (ii) 0.95. As of March 31, 2013, the Company has not made any interest payments in shares of its common stock.

Restrictive Covenants

The January 2013 Notes prohibit the Company from engaging in various activities, including (i) the Company and its subsidiaries will not incur other indebtedness, except for certain permitted indebtedness; (ii) the Company and its subsidiaries will not incur any liens, except for certain permitted liens; (iii) the Company and its subsidiaries will not, directly or indirectly, redeem or repay all or any portion of any indebtedness (except for certain permitted indebtedness) if at the time such payment is due or is made or, after giving effect to such payment, an event constituting, or that with the passage of time and without being cured would constitute, an event of default has occurred and is continuing; (iv) the Company and its subsidiaries will not redeem, repurchase or pay any dividend or distribution on its respective capital stock without the prior consent of the holders of the January 2013 Notes, other than certain permitted distributions; and (v) the Company and its subsidiaries will not sell, lease, assign, transfer or otherwise dispose of any assets of the Company or any subsidiary, except for certain permitted dispositions (including the sales of inventory or receivables in the ordinary course of business).

Registration Rights Agreement

The January 2013 Notes include registration rights which required that the Company file a registration statement with the Securities and Exchange Commission within 30 days of the closing date for the resale by the January 2013 Note holders of up to 1,708,687 shares of common stock underlying the warrants and 491,315 shares of common stock that may be issued as interest shares under the January 2013 Notes. The Company filed the initial registration statement by the 30 day deadline. As part of the Company’s issuance of subordinated convertible notes in March 2013, the initial registration statement was withdrawn with the permission of the January 2013 Note holders. The Company is obligated to file another registration statement with the Securities and Exchange Commission covering the warrant shares and interest shares by no later than June 30, 2013.

Subordinated Convertible Notes – On March 28, 2013, the Company issued $6,000,000 in aggregate principal amount of its Series A Subordinated Convertible Notes (“Series A Notes”), and warrants to purchase an aggregate of 1,839,600 shares of common stock for aggregate gross proceeds of $6,000,000. The warrants have an exercise price of $7.80 per share. Of the warrants issued in the transaction, warrants to purchase 788,400 shares of common stock expire in March 2015 and warrants to purchase 1,051,200 shares of common stock expire two years after the closing of the issuance of an $8,000,000 tranche of Series B Subordinated Convertible Notes, which is anticipated to close, subject to stockholder approval, in June 2013. The net proceeds of the offering were used to (i) purchase $2,636,000 of Plant Owners’ debt maturing in June 2013, the maturity of which was also extended at the time from June 2013 to June 2016; (ii) acquire a 3% ownership interest in New PE Holdco; and (iii) purchase and immediately retire $3,500,000 of the Plant Owners’ term debt.

Unless converted or redeemed earlier, the Series A Notes will mature on March 28, 2014. The Series A Notes bear interest at 5% per annum, compounded monthly. All amounts due under the Series A Notes are convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a conversion price ( “Fixed Conversion Price”), which is subject to adjustment as described below.

The Series A Notes are initially convertible into shares of the Company’s common stock at the initial Fixed Conversion Price of $15.00 per share. If the Company sells or issues any securities with “floating” conversion prices based on the market price of its common stock, the holder of a Series A Note will have the right thereafter to substitute the “floating” conversion price for the Fixed Conversion Price upon conversion of all or part of the Series A Note.

Amortization payments, together with accrued and unpaid interest on the Series A Notes, will be payable on monthly installment dates. On or prior to the tenth calendar day before each installment date, the Company is required to deliver a notice electing to effect a redemption in cash or a conversion of the installment amount due on the installment date into shares of its common stock. The Company’s ability to pay an installment amount in shares of its common stock is subject to numerous equity conditions, the failure of any of which, unless waived, will require that the Company pay an installment amount solely in cash. On the applicable installment date, the Company is required to deliver to the holders of Series A Notes an amount of shares of common stock equal to that portion of the installment amount being converted divided by the lesser of the then existing Fixed Conversion Price and 85% of the Market Price on the installment date ( “Company Conversion Price”). The “Market Price” on any given date is equal to the lesser of (i) the volume weighted average price on the trading day immediately preceding the date of determination, and (ii) the average of the three lowest volume weighted average prices during the ten trading day period ending on the trading day immediately prior to the date of determination.

The holder of a Series A Note may, at the holder’s election by giving notice to the Company, defer the payment of the installment amount due on any installment date to another installment date, in which case the amount deferred will become part of the subsequent installment date and will continue to accrue interest.

On any day during the period commencing on an installment date and ending on the trading day prior to the next installment date, the holder of a Series A Note may, at its election, convert the installment amounts due on up to four future installment dates at the Company Conversion Price in effect on the current installment date, provided that if the Company had elected to convert the installment amount due on the current installment date, the holder may only convert up to three future installment amounts. Upon the occurrence of certain events of default, there will be no limitation on the number of installment amounts that the holder may accelerate and the Company Conversion Price applicable to conversions made pursuant to this acceleration feature will equal the lesser of (i) the Company Conversion Price on the current installment date, (ii) 85% of the Market Price, and (iii) the Fixed Conversion Price then in effect. At March 31, 2013, based on the Company’s most recent conversion price of $3.60, the Series A Notes were convertible into 1,688,300 shares of the Company’s common stock.

The Company has determined that the conversion feature in the Series A Notes and the related warrants require bifurcation and liability classification and measurement, at fair value, and require evaluation at each reporting period. The initial fair values of the conversion feature of $1,400,800 and the warrants of $882,500 are accounted for as a debt discount and will be amortized into interest expense as a yield adjustment over the term of the Series A Notes.

From April 1, 2013 through May 14, 2013, the Company made two installment payments and received various holder conversion notices. In the aggregate, the Company issued 386,000 shares of its common stock in payment of principal and interest in an aggregate amount of $1,447,000 in respect of the Series A Notes.

Plant Owners’ Term Debt and Operating Lines of Credit – The Plant Owners’ debt, prior to any of the amendments discussed below, consisted of a $25,000,000 tranche A-1 term loan, a $26,279,000 tranche A-2 term loan and a $35,000,000 revolving credit facility. Except as noted below, the term and revolving debt require monthly interest payments at a floating rate equal to the three-month LIBOR or the Prime Rate of interest, at the Plant Owners’ election, plus 10.0%. At March 31, 2013, the interest rate was approximately 13.25%. Repayments of principal are based on available free cash flow of the borrower, until maturity, when all principal amounts are due.

From July 13, 2012 through March 31, 2013, the Plant Owners entered into transactions which amended the term and revolving debt and extended the maturity dates in respect of $48,372,000 of the combined term loans and $38,878,000 of the $40,000,000 in revolving debt from June 25, 2013 to June 30, 2016, of which Pacific Ethanol owns $24,174,000.

Further, monthly interest payments due to certain lenders on both the amended term and revolving debt, at the option of the Plant Owners, may, through June 30, 2013, be deferred and added to the principal amount of the loans maturing on the extended maturity date of June 30, 2016. As of March 31, 2013, the extended principal balances include $5,818,000 of accrued interest that was deferred by the Plant Owners. The amendments also provide the Plant Owners with the ability to repay amounts owed to the lenders who have not extended their loans without penalty while keeping the extended loans in place.

Acquisitions of Plant Debt – On January 11, 2013, the Company used $21,500,000 of the gross proceeds of the January 2013 Financing Transaction to purchase from certain lenders an aggregate amount of $21,500,000 of the Plant Owners’ tranche A-2 term loans. The Company reviewed the acquisition of the plant debt as a modification of terms as the lenders who held the acquired plant debt were the same parties as those lenders under the January 2013 Notes. Based on the Company’s review of the present value of cash flows of the January 2013 Notes compared to the older plant debt, which resulted in a less than 10% change, the modification was not significant and the Company did not record a gain or loss associated with the modification. The Company did however, record as expenses as incurred certain legal costs associated with the debt modification of approximately $408,000, rather than amortizing those expenses over the life of the debt. Because the plant debt acquired is now held by Pacific Ethanol, this specific debt is eliminated in consolidation.

On March 28, 2013, the Company used proceeds from the issuance of its Series A Notes and warrants to purchase $3,500,000 of revolving credit facility debt, at par, from a lender. In accordance with the terms of the amended credit facility, the Company was obligated to immediately forgive the purchased amount of revolving credit facility debt and has permanently reduced the maximum commitment on this facility to $36,500,000.

On March 28, 2013, the Company also used proceeds from the issuance of its Series A Notes and warrants to purchase $2,636,000 of tranche A-2 term loans and an additional 3% ownership interest in New PE Holdco for a combined purchase price of $2,150,000. The Company first allocated $331,000 of this payment to the New PE Holdco ownership interest and the remainder was allocated to the tranche A-2 term debt. The $817,000 difference between the amount the Company allocated to the term loans and the face amount of $2,636,000 was recorded as a gain on debt extinguishment.

New Operating Line of Credit

On October 29, 2012, the Plant Owners entered into a new revolving credit facility that provides for up to an additional $10,000,000. The Plant Owners may request increases in the amount of the facility in increments of not less than $1,000,000, up to a maximum additional credit limit of $5,000,000. The Plant Owners have the right at any time, and from time to time, but subject to limitations imposed by an intercreditor agreement, to prepay in whole or in part the revolving loans and tranche A-1 loans (and the tranche A-2 loans following the payment in full of the revolving loans and tranche A-1 loans). However, in the event of any prepayment of the tranche A-1 loans that have a maturity date of June 30, 2016, the Plant Owners must pay a premium equal to the present value of all interest payments that would have accrued from the date of such payment through June 30, 2016, calculated using a discount rate, applied quarterly, equal to the Treasury Rate as of such prepayment date plus 50 basis points. The credit agreement also provides for mandatory prepayments in connection with certain customary events, including any sale of material assets; however, certain mandatory prepayments are not subject to the prepayment premium. On January 4, 2013, the Plant Owners entered into an amendment to the new revolving credit facility and extended the maturity date of the facility from June 25, 2013 to June 25, 2015. On March 28, 2013, the lenders approved $5,000,000 in additional availability for a maximum total credit limit of $15,000,000 under the facility. As of March 31, 2013, the Plant Owners had unused availability under the new revolving credit facility of $5,000,000.

All of the term loans and revolving credit facilities represent permanent financing and are secured by a perfected, first-priority security interest in all of the assets, including inventories and all rights, title and interest in all tangible and intangible assets, of the Plant Owners. The Plant Owners’ creditors do not have recourse to Pacific Ethanol, Inc.

Debt due June 2013

The Company is in discussions with the holder of the remaining $4,029,000 of combined term and revolving debt due June 25, 2013. The Company believes that it will be able to successfully extend, restructure or repay the loans prior to the June 25, 2013 maturity date. However, the Company cannot provide any assurance that it will be able to do so, or what the terms of any such arrangement might be.

If the Plant Owners are unable to timely restructure the $4,029,000 in debt due June 25, 2013 or repay the debt, the Plant Owners will be in default on that debt and in cross-default on all term loans and lines of credit previously extended to June 30, 2016, all of which will be accelerated and immediately due and payable on June 25, 2013. If such a default occurs, the Company and its direct and indirect subsidiaries, including Kinergy and the Plant Owners, will likely experience material adverse effects.

Note Payable to Related Party – The Company had a note payable to its Chief Executive Officer totaling $750,000 as of March 31, 2013 and December 31, 2012. On February 7, 2013, the maturity date was extended to March 31, 2014.

Long-term debt is summarized in the following table (in thousands):

	December 31,
	2012	2011
Kinergy’s operating line of credit	$19,711	$20,432
Note payable to related party	750	750
Plant Owners’ term debt	54,821	51,279
Plant Owners’ operating lines of credit	46,000	21,978
	121,282	94,439
Less current portion	(4,029)	(750)
Long-term debt	$117,253	$93,689

Kinergy Line of Credit – Kinergy has an operating line of credit, which was extended in May 2012, for an aggregate amount of up to $30,000,000, with an optional accordion feature for up to an additional $10,000,000. The prior credit facility included an accordion feature of $5,000,000. The line of credit matures on December 31, 2015. The credit facility is based on Kinergy’s eligible accounts receivable and inventory levels, subject to certain concentration reserves. The credit facility is subject to certain other sublimits, including inventory loan limits. Interest accrues under the line of credit at a rate equal to (i) the three-month London Interbank Offered Rate (“LIBOR”), plus (ii) a specified applicable margin ranging between 2.50% and 3.50%. The applicable margin was 2.50% at December 31, 2012. The credit facility’s monthly unused line fee is 0.50% of the amount by which the maximum credit under the facility exceeds the average daily principal balance. Payments that may be made by Kinergy to the Company as reimbursement for management and other services provided by the Company to Kinergy are limited under the terms of the credit facility to $900,000 per fiscal quarter in 2013, $1,000,000 per fiscal quarter in 2014 and $1,100,000 per fiscal quarter in 2015.

The credit facility also includes the accounts receivable of PAP as additional collateral. Payments that may be made by PAP to Pacific Ethanol as reimbursement for management and other services provided by Pacific Ethanol to PAP are limited under the terms of the credit facility to the extent that quarterly payments would result in PAP recording less than $100,000 of net income in the quarter.

For the fiscal quarter ending June 30, 2012 and each fiscal quarter thereafter, Kinergy and PAP are collectively required to generate aggregate EBITDA of $450,000 for the quarter and aggregate EBITDA of $1,100,000 for each two consecutive quarters. These amounts are required through December 31, 2013. In 2014, the required EBITDA amounts increase to $500,000 per quarter and $1,300,000 for each two consecutive quarters. Further, for all monthly periods, Kinergy and PAP must collectively maintain a fixed charge coverage ratio (calculated as a twelve-month rolling EBITDA divided by the sum of interest expense, capital expenditures, principal payments of indebtedness, indebtedness from capital leases and taxes paid during such twelve-month rolling period) of at least 2.0 and are prohibited from incurring any additional indebtedness (other than specific intercompany indebtedness) or making any capital expenditures in excess of $100,000 absent the lender’s prior consent. The Company believes it is in compliance with these covenants.

Kinergy and PAP’s obligations under the credit facility are secured by a first-priority security interest in all of their assets in favor of the lender. The Company has guaranteed all of Kinergy’s obligations under the line of credit. As of December 31, 2012, Kinergy had an available borrowing base under the credit facility of $27,017,000 and an outstanding balance of $19,711,000.

Note Payable to Related Party – On March 31, 2009, the Company’s Chief Executive Officer provided funds in an aggregate amount of $1,000,000 for general working capital purposes in exchange for an unsecured promissory note issued by the Company. Interest on the unpaid principal amount accrues at a rate of 8.00% per annum. On November 30, 2011, the Company paid $250,000 in principal under the note. The Company recorded interest under the note of approximately $60,000 and $78,000 for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2012, the remaining amount of $750,000 was due and payable on the extended maturity date of March 31, 2013. On February 7, 2013, the maturity date was further extended to March 31, 2014.

Plant Owners’ Term Debt and Operating Lines of Credit – The Plant Owners’ debt, prior to any of the amendments discussed below, consisted of a $25,000,000 tranche A-1 term loan, a $26,279,000 tranche A-2 term loan and a $35,000,000 revolving credit facility. Except as noted below, the term and revolving debt require monthly interest payments at a floating rate equal to the three-month LIBOR or the Prime Rate of interest, at the Plant Owners’ election, plus 10.0%. At December 31, 2012, the interest rate was approximately 13.25%. Repayments of principal are based on available free cash flow of the borrower, until maturity, when all principal amounts are due.

From July 13, 2012 through March 28, 2013, the Plant Owners entered into transactions which amended the term and revolving debt and extended the maturity dates in respect of $51,914,000 of the combined term loans and $30,378,000 of the original $35,000,000 in revolving debt from June 25, 2013 to June 30, 2016, of which Pacific Ethanol owns $24,200,000. In addition, the aggregate commitment amount under the revolving credit facility was increased by $5,000,000 to $40,000,000, with a maturity date of June 30, 2016.

Further, monthly interest payments due to certain lenders on both the amended term and revolving debt, at the option of the Plant Owners, may, through June 30, 2013, be deferred and added to the principal amount of the loans maturing on the extended maturity date of June 30, 2016. As of December 31, 2012, the extended principal balances include $3,542,000 of accrued interest that was deferred by the Plant Owners. The amendments also provide the Plant Owners with the ability to repay amounts owed to the lenders who have not extended their loans without penalty while keeping the extended loans in place.

New Operating Line of Credit

On October 29, 2012, the Plant Owners entered into a new revolving credit facility that provides for up to an additional $10,000,000. The Plant Owners may request increases in the amount of the facility in increments of not less than $1,000,000, up to a maximum additional credit limit of $5,000,000. The lenders have no obligation to agree to such a request. Loans made under the credit facility originally matured on June 25, 2013, or such later date on or prior to June 25, 2016 as may be agreed to by certain of the lenders. The Plant Owners have the right at any time, and from time to time, but subject to limitations imposed by an intercreditor agreement, to prepay in whole or in part the revolving loans and tranche A-1 loans (and the tranche A-2 loans following the payment in full of the revolving loans and tranche A-1 loans). However, in the event of any prepayment of the tranche A-1 loans that have a maturity date of June 30, 2016, the Plant Owners must pay a premium equal to the present value of all interest payments that would have accrued from the date of such payment through June 30, 2016, calculated using a discount rate, applied quarterly, equal to the Treasury Rate as of such prepayment date plus 50 basis points. The credit agreement also provides for mandatory prepayments in connection with certain customary events, including any sale of material assets; however, certain mandatory prepayments are not subject to the prepayment premium. On January 4, 2013, the Plant Owners entered into an amendment to the new revolving credit facility and extended the maturity date of the facility from June 25, 2013 to June 25, 2015.

As of December 31, 2012, the Plant Owners had unused availability under the new revolving credit facility of $4,000,000. On March 28, 2013, the lenders approved $5,000,000 in additional availability for a maximum total credit limit of $15,000,000 under the facility. As of March 28, 2013, the Plant Owners had $5,000,000 of unused availability under the new credit facility.

All of the term loans and revolving credit facilities represent permanent financing and are secured by a perfected, first-priority security interest in all of the assets, including inventories and all rights, title and interest in all tangible and intangible assets, of the Plant Owners. The Plant Owners’ creditors do not have recourse to Pacific Ethanol, Inc.

Debt due June 2013

The Company has had and continues to have extensive communications with the holder of the remaining $4,029,000 of combined term and revolving debt due June 25, 2013 to further extend the maturity date of that debt. The Company believes that it will be able to successfully extend, restructure and/or repay the loans prior to the June 25, 2013 maturity date. However, the Company cannot provide any assurance that it will be able to do so, or what the terms of any such arrangement might be.

If the Plant Owners are unable to timely restructure the $4,029,000 in debt due June 25, 2013 or repay the debt, the Plant Owners will be in default on that debt and in cross-default on all term loans and lines of credit previously extended to June 30, 2016, all of which will be accelerated and immediately due and payable on June 25, 2013. If such a default occurs, the Company and its direct and indirect subsidiaries, including Kinergy and the Plant Owners, will likely experience material adverse effects.

Convertible Notes – On October 6, 2010, the Company raised $35,000,000 through the issuance and sale of $35,000,000 in principal amount of secured convertible notes (“Initial Notes”) and warrants (“Initial 2010 Warrants”) to purchase an aggregate of 196,079 shares of the Company’s common stock. On January 7, 2011, the Company issued $35,000,000 in principal amount of secured convertible notes (“January Convertible Notes”) in exchange for the Initial Notes and warrants (“2010 Warrants”) to purchase an aggregate of 196,079 shares of the Company’s common stock in exchange for the Initial 2010 Warrants. The transactions contemplated by the exchange agreements were entered into to, among other things, clarify previously ambiguous language in the Initial Notes and Initial 2010 Warrants, provide the Company with additional time to meet its registration obligations and to add additional flexibility to the Company’s ability to incur indebtedness subordinated to the January Convertible Notes. As discussed below, the January Convertible Notes were valued at fair value, and as such, these modifications were reflected in the fair value adjustments for the period.

On June 30, 2011, the Company issued $23,750,000 in principal amount of secured convertible notes, reflecting the amount then outstanding under the January Convertible Notes (“June Convertible Notes”) in exchange for the January Convertible Notes. The transactions contemplated by the exchange agreements were entered into to, among other things, defer an upcoming installment payment, add one additional month to the maturity date and add a new additional conversion price option as described further below. As discussed further below, the June Convertible Notes are valued at fair value, and as such, these modifications are reflected in the fair value adjustments for the year ended December 31, 2011.

On August 3, 2011, under the terms of exchange agreements with the holders of the June Convertible Notes, the Company issued approximately $17,170,000 in principal amount, reflecting the amount then outstanding under the June Convertible Notes, of secured convertible notes (“Convertible Notes”) in exchange for the June Convertible Notes. The transactions contemplated by the exchange agreements were entered into to, among other things, add three additional months to the maturity date, add a new additional conversion price option as described further below and reduce the price failure threshold from $1.40 to $0.60. As discussed below, the Convertible Notes were valued at fair value, and as such, these modifications are reflected in the fair value adjustments for the years ended December 31, 2012 and 2011.

The Company was obligated to make amortization payments with respect to the principal amount of each of the convertible notes, beginning on March 7, 2011 and then on the first trading day of each calendar month thereafter, except for the month of August, through the extended maturity date of May 2012 (collectively, the “Installment Dates”).

On each Installment Date, the Company was to pay an amount of principal, as then determined under the convertible notes and any accrued and unpaid interest (the “Installment Amount”). The Company could elect to pay the Installment Amount in cash or shares of its common stock, subject to the satisfaction of certain conditions.

If the Company elected to make all or part of an amortization payment in shares of its common stock, it was required to deliver to the holders of the convertible notes the amount of shares of the Company’s common stock equal to the portion of the amount being paid in shares of the Company’s common stock divided by the lesser of the then existing conversion price and 85% of the average of the volume weighted average prices of the 5 lowest trading days during the 20 consecutive trading day period ending on the trading day immediately prior to the applicable Installment Date.

All amounts due under the convertible notes were also convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a specified conversion price.

The Company elected to account for the convertible notes using the fair value alternative in order to simplify its accounting for and reporting of the convertible notes. Accordingly, the Company adjusted as of each quarter the carrying value of the convertible notes to their fair value since their initial issuance in October 2010, with such adjustments reflected in fair value adjustments on convertible debt and warrants in the statements of operations.

The Company recorded income of $0 and $3,108,000 for fair value adjustments for the years ended December 31, 2012 and 2011, respectively, for changes in fair value, which adjustments are attributed to a reduction in the principal balances and fluctuations in the market value of the Company’s common stock during each quarterly period. There were no changes in fair value of the convertible notes due to a change in the estimated credit risk of the instruments. See Note 12 for the Company’s fair value assumptions. The principal of $35,000,000 and interest of $3,289,000 were retired through the issuance of 4,257,000 shares of the Company’s common stock and payment of $1,425,000 in cash in respect of holder conversions and installment payments during 2011.

Senior Unsecured Notes – In July 2012, as part of the Company’s acquisition of an additional 33% ownership interest in New PE Holdco, the Company issued senior unsecured promissory notes due April 13, 2013 in the aggregate principal amount of $10,000,000. Interest on the unpaid principal amount accrued at a rate of 5.00% per annum. On October 1, 2012, the Company fully repaid in cash the senior unsecured notes using proceeds of its public offering, which closed on September 26, 2012.

Interest Expense on Borrowings – Interest expense on all borrowings discussed above was $12,314,000 and $14,813,000 for the years ended December 31, 2012 and 2011, respectively.

Long-term debt due in each of the next four years is as follows (in thousands):

Years Ended December 31,	Amount

2013	$4,029
2014	750
2015	25,711
2016	90,792
Total	$121,282